Share-based payment plans - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) tranche shares	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 47		€ 45		€ 57
Expense from equity-settled share-based payment transactions | €	€ 43		€ 42		€ 54
Expiration period	10 years
Options outstanding (in shares)		0		24,000		920,000	2,272,000
Weighted average share price (in USD per share) | $ / shares		$ 88.54		$ 73.60		$ 60.96
Share option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of tranches for vesting | tranche	3
Vesting period	36 months
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of shares granted per unit for share-based payment arrangement (in shares)	1
Number of other equity instruments outstanding in share-based payment arrangement		100,000		200,000		100,000
Weighted average grant date fair value (in USD per share) | $ / shares		$ 68.66		$ 59.31		$ 50.67
Grant date fair value – service and performance conditions (US$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	36 months
Number of other equity instruments outstanding in share-based payment arrangement		1,000,000.0		1,100,000		2,100,000
Weighted average grant date fair value (in USD per share) | $ / shares		$ 66.96		$ 54.19		$ 48.95
Weight of EPS performance condition	42.50%		42.50%		42.50%
Weight of ROIC performance condition	42.50%		42.50%		42.50%
Green house gas emission metric, percentage weighting	15.00%
ESPP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense related to share-based payment plans | €	€ 19		€ 17		€ 14